Benefit Plans (Schedule Of Fair Value Of Option Grants Estimated On The Date Of Grant) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Expected dividend yield	0.16%	1.12%	0.00%
Expected volatility	33.20%	30.40%	31.59%
Risk-free interest rate	1.38%	0.67%	2.08%
Expected option life	6 years 6 months	10 years	6 years 6 months